INCOME TAXES - Schedule of Unrecognized Tax Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 0	$ 0
Tax positions taken in current year	856,000	0
Interest	0	0
Balance at end of period	$ 856,000	$ 0